Profit Interest Units of SIS Holdings LP (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit Interest Units of SIS Holdings LP (Details) [Line Items]
Total equity-based compensation costs	10,275	4,200,000	4,000,000
Recognized total	$ 1.0
Weighted-average period	9 months 7 days	1 year 1 month 20 days
Percentage of awards vest		25.00%
Percentage of beneficial ownership			50.00%
Expected life			3 years 10 months 24 days
Percentage of risk-free rate			1.55%
Percentage of expected volatility			45.00%
Percentage of expected dividend			0.00%
Class B Common Stock [Member]
Profit Interest Units of SIS Holdings LP (Details) [Line Items]
Total equity-based compensation costs		63,821
Recognized total		$ 4.2
Profit interest units		1,000,000